Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Unrecognized Tax Benefits

The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

Balance at January 1, 2009	$5,279,674
Settlements	(592,525)
Disposition of subsidiaries	(342,250)
Translation adjustment	167,054

Balance at December 31, 2009	$4,511,953
Translation adjustment	140,005

Balance at December 31, 2010	$4,651,958
Translation adjustment	237,584

Balance at December 31, 2011	$4,889,542

Current and Deferred Portion of Income Tax Expense (Benefit)

The current and deferred portion of income tax expense included in the consolidated statements of operations is as follows:

	For the years ended December 31,
	2009	2010	2011
Current income tax expense	$8,390,910	$21,970,299	$46,332,564
Deferred income tax expense	5,389,155	365,280	8,428,830

	$13,780,065	$22,335,579	$54,761,394

Reconciliation of Statutory Tax Rate and Effective Tax Rate

A reconciliation of the differences between statutory tax rate and the effective tax rate is as follows:

	For the years ended December 31,
	2009	2010	2011
Statutory rate	25.00%	25.00%	25.00%
Effect of different tax rate of group entities operating in other jurisdiction	(16.73)%	10.90%	7.59%
Effect of different tax rate applicable to the subsidiaries and VIEs	4.49%	(4.75)%	(4.61)%
Effect of tax holiday	3.46%	(13.22)%	(12.11)%
Effect of non-deductible expenses	(36.07)%	11.04%	2.34%
Change in valuation allowance	2.82%	(11.18)%	0.58%
Effect of withholding income tax on dividends proposed to be received from PRC subsidiaries	—	—	2.34%
Others	0.70%	—	—

Effective tax rate	(16.33)%	17.79%	21.13%

Effects of Tax Holidays Granted to Entities

The following table sets forth the effects of the tax holidays granted to the entities of the Group for the periods presented:

	December 31,
	2009	2010	2011
Tax holiday effect	$3,142,974	$16,593,568	$30,742,016
Net income from continuing operations per share effect — basic	$0.01	$0.02	$0.05
Net income from continuing operations per share effect — diluted	$0.01	$0.02	$0.04

Principal Components of Deferred Income Tax Assets and Liabilities

The principal components of the Group’s deferred income tax assets and liabilities are as follows:

	December 31,
	2010	2011
Deferred tax assets:
Net operating loss carry forwards	$4,677,149	$4,813,056
Accrued expenses temporarily non-deductible	14,078,803	18,889,739
Bad debt provision	3,297,574	7,324,158
Difference in fixed assets basis	8,379,571	5,620,343
Others	4,915,559	3,859,498

Total Deferred Tax Assets	35,348,656	40,506,794
Valuation allowance on deferred tax assets	(5,183,171)	(5,091,664)

Net deferred tax assets	$30,165,485	$35,415,130

Classified as:
Current deferred tax assets	22,979,021	29,914,442
Non-current deferred tax assets	7,186,464	5,500,688

Deferred tax liabilities:
Difference in intangible asset basis	1,361,645	6,702,694
Unbilled revenue	20,651,695	24,252,501
Interest or subsidy income receivables	8,666,757	15,727,129
Others	2,945,307	6,966,720

Total deferred tax liabilities	$33,625,404	$53,649,044

Classified as:
Current deferred tax liabilities	23,627,893	33,550,044
Non-current deferred tax liabilities	9,997,511	20,099,000